Income Taxes - Deferred Income Tax Liability Presentation (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Deferred income tax assets (Note 11)	$ 28,000	$ 24,000
Deferred tax liabilities	(501,000)	(549,000)
Net deferred tax liabilities	$ (473,000)	$ (525,000)